Earnings per share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings per share [Abstract]
Components of numerator and denominator for calculation of basic and diluted earnings per share
The components of the numerator and denominator for the calculation of basic and diluted earnings per share resulting from continuing operations are as follows:

	Net income	Weighted average million of shares outstanding	Earnings per share
2009
Earnings per share	1,261	399	3.16
Effect of dilution:
Convertible bonds	50	36
Share options	-	2
Diluted earnings per share	1,311	437	3.00
2010
Earnings per share	1,117	409	2.73
Effect of dilution:
Convertible bonds	228	60
Share options	-	2
Diluted earnings per share**	1,345	471	2.73
2011
Earnings per share	1,401	459	3.05
Effect of dilution:
Convertible bonds	45	28
Share options	-	1
Diluted earnings per share	1,446	488	2.96

**The loss on debt extinguishment of $145 million has been added back to net income in addition to interests expenses related to the convertible bonds. These effects are anti-dilutive, and exceed the effect of increased denominator when calculating the diluted earnings per share. As a consequence of this, the diluted earnings per share equal basic earnings per share.